Annual Total Returns - Fidelity SAI Inflation-Focused Fund [BarChart] - 07.31 Fidelity SAI Inflation-Focused Fund PRO-03 - Fidelity SAI Inflation-Focused Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Dec. 20, 2018
Fidelity SAI Inflation-Focused Fund
Bar Chart Table:
Annual Return 2019	9.84%